Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.19%♦
Communication Services — 6.00%
Alphabet Class A	40,433	$ 6,252,559
Alphabet Class C	2,428	379,326
		6,631,885
Consumer Discretionary — 9.93%
Amazon.com †	28,544	5,430,781
Booking Holdings	386	1,778,267
Ferrari	3,761	1,609,257
Home Depot	1,952	715,389
LVMH Moet Hennessy Louis Vuitton ADR	11,702	1,449,527
		10,983,221
Consumer Staples — 2.60%
Coca-Cola	40,219	2,880,485
		2,880,485
Financials — 16.28%
Intercontinental Exchange	24,123	4,161,217
Mastercard Class A	5,868	3,216,368
MSCI	4,738	2,679,339
S&P Global	4,528	2,300,677
Visa Class A	16,104	5,643,808
		18,001,409
Healthcare — 10.99%
Cooper †	16,192	1,365,795
Danaher	10,615	2,176,075
IDEXX Laboratories †	1,883	790,766
Intuitive Surgical †	4,124	2,042,493
UnitedHealth Group	8,010	4,195,238
Veeva Systems Class A †	6,855	1,587,824
		12,158,191
Industrials — 8.71%
Broadridge Financial Solutions	7,450	1,806,327
Equifax	8,446	2,057,108
Old Dominion Freight Line	8,184	1,354,043
TransUnion	3,697	306,814
Verisk Analytics	2,913	866,967
Waste Connections	16,593	3,238,787
		9,630,046
Information Technology — 41.21%
Apple	35,983	7,992,904
Autodesk †	6,350	1,662,430
Broadcom	3,911	654,819
CDW	6,150	985,599
Intuit	4,002	2,457,188
Microsoft	32,322	12,133,355
Motorola Solutions	4,235	1,854,125
NVIDIA	93,853	10,171,788
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Salesforce	11,861	$ 3,183,018
Synopsys †	1,985	851,267
Taiwan Semiconductor Manufacturing ADR	9,854	1,635,764
VeriSign †	7,848	1,992,372
		45,574,629
Real Estate — 3.47%
CoStar Group †	25,088	1,987,722
Equinix	2,265	1,846,768
		3,834,490
Total Common Stocks (cost $76,700,248)		109,694,356

Short-Term Investments — 0.86%
Money Market Mutual Funds — 0.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	237,718	237,718
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	237,718	237,718
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	237,718	237,718
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	237,718	237,718
Total Short-Term Investments (cost $950,872)		950,872

Total Value of Securities—100.05% (cost $77,651,120)		110,645,228
Liabilities Net of Receivables and Other Assets—(0.05%)		(58,206)
Net Assets Applicable to 6,317,505 Shares Outstanding—100.00%		$110,587,022
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [0325] 0525 (4471958)    1